Note 3 - Fair Value Measurements - Net Assets at Fair Value (Details) - EBP 47-0914596 001 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments, at fair value	$ 27,540,051	$ 21,930,114
Common Stock [Member]
Investments, at fair value	7,836,449	6,457,204
Preferred Stock [Member]
Investments, at fair value	76,796	62,438
Mutual Fund [Member]
Investments, at fair value	3,660,340	2,746,224
Common Collective Trust [Member]
Investments, at fair value	15,864,705	12,564,147
EBP, Pooled Separate Account [Member]
Investments, at fair value	101,761	100,101
Fair Value, Inputs, Level 1 [Member]
Investments, at fair value	27,540,051	21,930,114
Fair Value, Inputs, Level 1 [Member] | Common Stock [Member]
Investments, at fair value	7,836,449	6,457,204
Fair Value, Inputs, Level 1 [Member] | Preferred Stock [Member]
Investments, at fair value	76,796	62,438
Fair Value, Inputs, Level 1 [Member] | Mutual Fund [Member]
Investments, at fair value	3,660,340	2,746,224
Fair Value, Inputs, Level 1 [Member] | Common Collective Trust [Member]
Investments, at fair value	15,864,705	12,564,147
Fair Value, Inputs, Level 1 [Member] | EBP, Pooled Separate Account [Member]
Investments, at fair value	101,761	100,101
Fair Value, Inputs, Level 2 [Member]
Investments, at fair value	0	0
Fair Value, Inputs, Level 2 [Member] | Common Stock [Member]
Investments, at fair value	0	0
Fair Value, Inputs, Level 2 [Member] | Preferred Stock [Member]
Investments, at fair value	0	0
Fair Value, Inputs, Level 2 [Member] | Mutual Fund [Member]
Investments, at fair value	0	0
Fair Value, Inputs, Level 2 [Member] | Common Collective Trust [Member]
Investments, at fair value	0	0
Fair Value, Inputs, Level 2 [Member] | EBP, Pooled Separate Account [Member]
Investments, at fair value	0	0
Fair Value, Inputs, Level 3 [Member]
Investments, at fair value	0	0
Fair Value, Inputs, Level 3 [Member] | Common Stock [Member]
Investments, at fair value	0	0
Fair Value, Inputs, Level 3 [Member] | Preferred Stock [Member]
Investments, at fair value	0	0
Fair Value, Inputs, Level 3 [Member] | Mutual Fund [Member]
Investments, at fair value	0	0
Fair Value, Inputs, Level 3 [Member] | Common Collective Trust [Member]
Investments, at fair value	0	0
Fair Value, Inputs, Level 3 [Member] | EBP, Pooled Separate Account [Member]
Investments, at fair value	$ 0	$ 0